Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 Subsidiary Segment
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Number of wholly owned subsidiaries | Subsidiary	4
Number of group entities for consolidation | Subsidiary	5
Number of managed and operated segments | Segment	1
Number of reporting segments | Segment	1